Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
Schedule of Basic and Diluted Net Loss Per Share

The calculation of basic and diluted net loss per share attributable to common stock was as follows:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2024	2023	2024	2023
Numerator:
Net loss attributable to common stock—basic and diluted	$(4,165,108)	$(3,486,053)	$(8,665,380)	$(7,251,175)
Denominator:
Weighted average shares—basic and diluted	27,091,830	6,459,626	22,223,722	6,456,378
Net loss per share attributable to common stock—basic and diluted	$(0.15)	$(0.54)	$(0.39)	$(1.12)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

Securities that were excluded from loss per share as their effect would be anti-dilutive due to the net loss position that could potentially be dilutive in future periods are as follows:

	As of June 30,
	2024	2023
Options	1,682,456	670,247
RSUs	877,903	—
Public warrants	11,500,000	—
GEM warrants	828,533	—
Common warrants	13,888,890	—
Placement agent warrants	833,333	—
Total	29,611,115	670,247